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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: ________
   This Amendment (Check only one.): [_] is a restatement.
                               [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Temasek Holdings (Private) Limited
Address:  60B Orchard Road #06-18 Tower 2
          The Atrium@Orchard
          Singapore 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chia Yue Joo Lena
Title:  Managing Director, Legal & Regulations
Phone:  +65 6828 6968

Signature, Place, and Date of Signing:

/s/ Chia Yue Joo Lena            Singapore               11 July, 2008
------------------------  ------------------------  ------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       8
                                         ----------
Form 13F Information Table Entry Total:  10
                                         ----------
Form 13F Information Table Value Total:  4,402,431
                                         ----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number                   Name
--- -------------------- -----------------------------------------

 1.       28-13089       Allamanda Investments Pte Ltd

 2.       28-13096       Baytree Investments (Mauritius) Pte Ltd

 3.       28-13099       Centaura Investments (Mauritius) Pte Ltd

 4.       28-13101       Clover Investments (Mauritius) Pte Ltd

 5.       28-13102       Fullerton Financial Holdings Pte Ltd

 6.       28-13103       Fullerton Management Pte Ltd

 7.       28-13095       Seletar Investments Pte Ltd

 8.       28-13090       Temasek Capital (Private) Limited

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
                                          FORM 13F INFORMATION TABLE

COLUMN 1         COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------        ---------- --------- --------- ------------------- -------------- -------- ----------------------
                 TITLE OF             VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER    CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
--------------  ---------- --------- --------- ---------- --- ---- -------------- -------- ---------- ------ ----
BLACKSTONE       COM UNIT  09253U108    27,315  1,500,000 SH       Shared-defined           1,500,000
GROUP L P          LTD
-----------------------------------------------------------------------------------------------------------------
EQUINIX INC      COM NEW   29444U502   383,646  4,300,000 SH       Shared-defined           4,300,000
-----------------------------------------------------------------------------------------------------------------
GLOBAL           SHS NEW   G3921A175   849,928 47,376,161 SH       Shared-defined          47,376,161
CROSSING LTD
-----------------------------------------------------------------------------------------------------------------
HOME INNS &      SPON ADR  43713W107       779     41,000 SH       Shared-defined            41,000
HOTELS MGMT
INC
-----------------------------------------------------------------------------------------------------------------
ICICI BK LTD       ADR     45104G104   104,499  3,633,482 SH       Shared-defined 1, 5 & 6 3,633,482
-----------------------------------------------------------------------------------------------------------------
MERRILL            COM     590188108 2,757,172 86,949,594 SH       Shared-defined 3, 4 & 6 86,949,594
LYNCH & CO
INC
-----------------------------------------------------------------------------------------------------------------
MYLAN INC          COM     628530107   103,608  8,583,889 SH       Shared-defined 2, 7 & 8 8,583,889
-----------------------------------------------------------------------------------------------------------------
SPDR TR         UNIT SER 1 78462F103    53,359    416,936 SH       Shared-defined           416,936
-----------------------------------------------------------------------------------------------------------------
VICAL INC          COM     925602104    16,783  4,980,079 SH       Shared-defined          4,980,079
-----------------------------------------------------------------------------------------------------------------
YINGLI GREEN       ADR     98584B103   105,342  6,616,959 SH       Shared-defined 2, 7 & 8 6,616,959
ENERGY
HOLDING CO
LTD
-----------------------------------------------------------------------------------------------------------------

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